2011 DEBT SETTLEMENT TRANSACTION (Additional Information) (Details) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended
	Jul. 31, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Aug. 08, 2013	Sep. 30, 2011
Convertible promissory notes, proceed	$ 700,000	$ 1,960,000
Convertible notes conversion to shares of common stock, conversion rate per share	$ 0.60				$ 0.70	$ 0.70
Proceeds from notes payable			2,600,000	6,497,100
Additional Paid in Capital						1,620,955
Abhd Options [Member]
Convertible notes conversion to shares of common stock, conversion rate per share			$ 0.57
Common stock issued up on conversion of convertible promissory note, shares		1,320,454
New Notes [Member]
Proceeds from notes payable		747,100
New Investors [Member]
Proceeds from notes payable				975,000
Repayments of Convertible Debt				$ 604,100
Common stock issued up on conversion of convertible promissory note, shares				1,723,255